Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] Songa Shares [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 1,023		$ 2,618,319	$ 6,933	$ (546,257)	$ 2,080,018
Common Stock, Shares, Issued at Dec. 31, 2021	102,294,758
Net income	$ (0)		(0)	(0)	565,999	565,999
Other comprehensive income / (loss)	(0)		(0)	14,029	(0)	14,029
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 9)	$ 7		28,474	(0)	(0)	28,481
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 9), shares	697,979
Equity offering, net (Note 9)	$ 7		19,340	(0)	(0)	19,347
Equity offering, net (Note 9), shares	654,690
Dividends declared ($6.50, $1.57 and $2.50 per share for 2022, 2023 and 2024, respectively) (Note 9)	$ 0		0	0	(668,464)	(668,464)
Repurchase and cancellation of common shares, net (Note 3 and 9)	$ (8)		(20,060)	0	0	(20,068)
Repurchase and cancellation of common shares, net (Note 3 and 9), shares	(790,011)
Ending balance, value at Dec. 31, 2022	$ 1,029		2,646,073	20,962	(648,722)	2,019,342
Common Stock, Shares, Issued at Dec. 31, 2022	102,857,416
Net income	$ (0)		(0)	(0)	173,556	173,556
Other comprehensive income / (loss)	(0)		(0)	(15,569)	(0)	(15,569)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 9)	$ 17		20,860	(0)	(0)	20,877
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 9), shares	1,126,472
Equity offering, net (Note 9)	$ (0)		13,024	(0)	(0)	13,024
Equity offering, net (Note 9), shares	678,282
Dividends declared ($6.50, $1.57 and $2.50 per share for 2022, 2023 and 2024, respectively) (Note 9)	$ 0		0	0	(158,052)	(158,052)
Cancellation of Songa shares		(6,706)
Repurchase and cancellation of common shares, net (Note 3 and 9)	$ (206)		(392,902)	0	0	(393,108)
Repurchase and cancellation of common shares, net (Note 3 and 9), shares	(20,638,572)
Ending balance, value at Dec. 31, 2023	$ 840		2,287,055	5,393	(633,218)	1,660,070
Common Stock, Shares, Issued at Dec. 31, 2023	84,016,892
Net income	$ (0)		(0)	(0)	304,654	304,654
Other comprehensive income / (loss)	(0)		(0)	(3,094)	(0)	(3,094)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 9)	$ 8		18,320	(0)	(0)	18,328
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 9), shares	886,095
Dividends declared ($6.50, $1.57 and $2.50 per share for 2022, 2023 and 2024, respectively) (Note 9)	$ 0		0	0	(277,008)	(277,008)
Offering expenses	0		(96)	0	0	(96)
Issuance of common stock for Eagle Merger (Note 1)	$ 281		665,270	(0)	(0)	665,551
Issuance of common stock for Eagle Merger (Note 1), shares	28,082,319
Convertible Notes conversion (Note 8)	$ 60		138,621	(0)	(0)	138,681
Stock Issued During Period, Shares, Conversion of Units	5,971,284
Repurchase and cancellation of common shares, net (Note 3 and 9)	$ (13)		(25,292)	0	0	(25,305)
Repurchase and cancellation of common shares, net (Note 3 and 9), shares	(1,326,478)
Sale of subsidiaries	$ (34)		28	(0)	(0)	(6)
Ending balance, value at Dec. 31, 2024	$ 1,142		$ 3,083,906	$ 2,999	$ (605,572)	$ 2,481,775
Common Stock, Shares, Issued at Dec. 31, 2024	117,630,112